Guarantor and Non-Guarantor Financial Statements	3 Months Ended
Mar. 31, 2013
Guarantor and Non-Guarantor Financial Statements [Abstract]
GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

NOTE 15 — GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

Certain of Holdings’ subsidiaries have guaranteed UCI International, Inc.’s obligations under the Senior Notes described in Note 9.

The condensed financial information that follows includes condensed financial statements for (a) Holdings, which is the parent of UCI International, Inc. and a guarantor of the Senior Notes, (b) UCI International, Inc., which is the issuer of the Senior Notes, (c) certain of the domestic subsidiaries, which guarantee the Senior Notes (the “Guarantor Subsidiaries”), (d) the foreign subsidiaries and certain domestic subsidiaries which do not guarantee the Senior Notes (the “Non-Guarantor Subsidiaries”), and (e) consolidated Holdings. Also included are consolidating entries, which principally consist of eliminations of investments in consolidated subsidiaries and intercompany balances and transactions.

Separate financial statements of the Guarantor Subsidiaries are not presented because their guarantees are full and unconditional and joint and several.

Condensed Consolidating Balance Sheet

March 31, 2013

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$69,765	$—	$1	$37,548	$22,299	$9,917
Intercompany receivables - current	—	(208,538)	—	170,592	21,213	16,733
Accounts receivable, net	217,931	—	—	—	198,036	19,895
Related party receivables	24,721	—	—	—	24,721	—
Inventories	177,112	—	—	—	147,341	29,771
Deferred tax assets	28,297	—	—	1,447	25,673	1,177
Other current assets	34,168	—	—	504	25,446	8,218

Total current assets	551,994	(208,538)	1	210,091	464,729	85,711
Property, plant and equipment, net	160,795	—	—	—	119,642	41,153
Investment in subsidiaries	—	(1,087,470)	266,616	726,065	94,789	—
Goodwill	308,675	—	—	—	278,825	29,850
Other intangible assets, net	393,391	—	—	—	385,912	7,479
Intercompany receivables - non-current	—	(8,591)	—	—	8,591	—
Deferred financing costs, net	16,784	—	—	16,784	—	—
Other long-term assets	3,742	—	—	—	3,123	619

Total assets	$1,435,381	$(1,304,599)	$266,617	$952,940	$1,355,611	$164,812

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$133,347	$—	$—	$—	$109,828	$23,519
Current maturities of long-term debt	2,485	—	—	2,314	166	5
Related party payables	581	—	15	—	202	364
Intercompany payables - current	—	(208,538)	—	—	188,408	20,130
Accrued expenses and other current liabilities	106,695	—	1	5,605	90,839	10,250

Total current liabilities	243,108	(208,538)	16	7,919	389,443	54,268
Long-term debt, less current maturities	690,064	—	—	689,404	626	34
Pension and other post-retirement liabilities	119,421	—	—	—	118,829	592
Deferred tax liabilities	113,820	—	—	(10,999)	119,293	5,526
Intercompany payables - non-current	—	(8,591)	—	—	—	8,591
Other long-term liabilities	2,367	—	—	—	1,355	1,012
Total shareholder’s equity (deficit)	266,601	(1,087,470)	266,601	266,616	726,065	94,789

Total liabilities and shareholder’s equity (deficit)	$1,435,381	$(1,304,599)	$266,617	$952,940	$1,355,611	$164,812

Condensed Consolidating Balance Sheet

December 31, 2012

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$78,917	$—	$1	$61,565	$4,921	$12,430
Intercompany receivables - current	—	(209,524)	—	165,519	22,536	21,469
Accounts receivable, net	227,542	—	—	—	210,462	17,080
Related party receivables	19,872	—	—	—	19,872	—
Inventories	175,291	—	—	—	150,045	25,246
Deferred tax assets	28,877	—	—	1,588	26,228	1,061
Other current assets	27,105	—	—	522	18,175	8,408

Total current assets	557,604	(209,524)	1	229,194	452,239	85,694
Property, plant and equipment, net	160,174	—	—	—	118,551	41,623
Investment in subsidiaries	—	(1,088,248)	271,176	722,420	94,652	—
Goodwill	309,102	—	—	—	278,570	30,532
Other intangible assets, net	399,585	—	—	—	391,771	7,814
Intercompany receivables - non-current	—	(8,577)	—	—	8,577	—
Deferred financing costs, net	17,483	—	—	17,483	—	—
Other long-term assets	3,732	—	—	—	3,145	587

Total assets	$1,447,680	$(1,306,349)	$271,177	$969,097	$1,347,505	$166,250

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$132,803	$—	$—	$—	$108,067	$24,736
Current maturities of long-term debt	3,177	—	—	3,000	177	—
Related party payables	734	—	16	—	27	691
Intercompany payables - current	—	(209,525)	—	—	188,358	21,167
Accrued expenses and other current liabilities	115,453	1	—	15,389	90,742	9,321

Total current liabilities	252,167	(209,524)	16	18,389	387,371	55,915
Long-term debt, less current maturities	690,748	—	—	690,079	669	—
Pension and other post-retirement liabilities	120,093	—	—	—	119,501	592
Deferred tax liabilities	110,965	—	—	(10,547)	116,012	5,500
Intercompany payables - non-current	—	(8,577)	—	—	—	8,577
Other long-term liabilities	2,546	—	—	—	1,532	1,014
Total shareholder’s equity (deficit)	271,161	(1,088,248)	271,161	271,176	722,420	94,652

Total liabilities and shareholder’s equity (deficit)	$1,447,680	$(1,306,349)	$271,177	$969,097	$1,347,505	$166,250

Condensed Consolidating Statement of Comprehensive Income (Loss)

Three Months Ended March 31, 2013

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$245,857	$(27,988)	$—	$—	$232,453	$41,392
Cost of sales	198,625	(27,988)	—	—	189,415	37,198

Gross profit	47,232	—	—	—	43,038	4,194
Operating expenses
Selling and warehousing	(18,080)	—	—	—	(16,509)	(1,571)
General and administrative	(15,725)	—	—	(5,002)	(9,335)	(1,388)
Amortization of acquired intangible assets	(5,544)	—	—	—	(5,310)	(234)
Restructuring costs, net	(320)	—	—	—	(44)	(276)
Antitrust litigation costs	(24)	—	—	—	(24)	—

Operating income (loss)	7,539	—	—	(5,002)	11,816	725
Other expense
Interest expense, net	(13,455)	—	—	(13,482)	(4)	31
Intercompany interest	—	—	—	5,568	(5,489)	(79)
Miscellaneous, net	(1,331)	—	1	—	(1,328)	(4)

Income (loss) before income taxes	(7,247)	—	1	(12,916)	4,995	673
Income tax (expense) benefit	2,190	—	—	4,711	(1,995)	(526)

Net income (loss) before equity in earnings of subsidiaries	(5,057)	—	1	(8,205)	3,000	147
Equity in earnings of subsidiaries	—	1,764	(5,058)	3,147	147	—

Net income (loss)	$(5,057)	$1,764	$(5,057)	$(5,058)	$3,147	$147

Comprehensive income (loss)	$(4,560)	$(3,955)	$300	$(4,561)	$3,644	$12

Condensed Consolidating Statement of Comprehensive Income (Loss)

Three Months Ended March 31, 2012

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$261,631	$(29,753)	$—	$—	$249,734	$41,650
Cost of sales	194,634	(29,753)	—	—	187,979	36,408

Gross profit	66,997	—	—	—	61,755	5,242
Operating expenses
Selling and warehousing	(17,598)	—	—	—	(15,775)	(1,823)
General and administrative	(15,708)	—	(8)	(3,171)	(11,478)	(1,051)
Amortization of acquired intangible assets	(5,526)	—	—	—	(5,295)	(231)
Restructuring costs, net	4	—	—	—	(406)	410
Antitrust litigation costs	(530)	—	—	—	(530)	—

Operating income (loss)	27,639	—	(8)	(3,171)	28,271	2,547
Other expense
Interest expense, net	(13,868)	—	—	(13,838)	(16)	(14)
Intercompany interest	—	—	—	5,568	(5,479)	(89)
Miscellaneous, net	(1,524)	—	—	—	(1,524)	—

Income (loss) before income taxes	12,247	—	(8)	(11,441)	21,252	2,444
Income tax (expense) benefit	(5,394)	—	—	4,010	(8,347)	(1,057)

Net income (loss) before equity in earnings of subsidiaries	6,853	—	(8)	(7,431)	12,905	1,387
Equity in earnings of subsidiaries	—	(22,540)	6,861	14,292	1,387	—

Net income (loss)	$6,853	$(22,540)	$6,853	$6,861	$14,292	$1,387

Comprehensive income (loss)	$25,022	$(81,211)	$44,624	$25,030	$32,461	$4,118

Condensed Consolidating Statement of Cash Flows

Three Months Ended March 31, 2013

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash provided by (used in) operating activities	$(650)	$—	$—	$(22,581)	$23,884	$(1,953)

Cash flows from investing activities:
Capital expenditures	(7,284)	—	—	—	(6,504)	(780)
Proceeds from sale of property, plant and equipment	21	—	—	—	—	21

Net cash used in investing activities	(7,263)	—	—	—	(6,504)	(759)
Cash flows from financing activities:
Debt repayments	(1,452)	—	—	(1,436)	(16)	—
Change in intercompany indebtedness	—	—	—	—	14	(14)

Net cash provided by (used in) financing activities	(1,452)	—	—	(1,436)	(2)	(14)
Effect of exchange rate changes on cash	213	—	—	—	—	213

Net increase (decrease) in cash and cash equivalents	(9,152)	—	—	(24,017)	17,378	(2,513)
Cash and cash equivalents at beginning of period	78,917	—	1	61,565	4,921	12,430

Cash and cash equivalents at end of period	$69,765	$—	$1	$37,548	$22,299	$9,917

Condensed Consolidating Statement of Cash Flow

Three Months Ended March 31, 2012

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash provided by (used in) operating activities	$11,888	$—	$—	$(16,861)	$25,137	$3,612

Cash flows from investing activities:
Capital expenditures	(10,728)	—	—	—	(9,445)	(1,283)
Proceeds from sale of property, plant and equipment	1,394	—	—	—	2	1,392

Net cash provided by (used in) investing activities	(9,334)	—	—	—	(9,443)	109
Cash flows from financing activities:
Debt repayments	(825)	—	—	(750)	(75)	—
Change in intercompany indebtedness	—	—	—	51,211	(48,353)	(2,858)

Net cash provided by (used in) financing activities	(825)	—	—	50,461	(48,428)	(2,858)
Effect of exchange rate changes on cash	255	—	—	—	—	255

Net increase (decrease) in cash and cash equivalents	1,984	—	—	33,600	(32,734)	1,118
Cash and cash equivalents at beginning of period	67,697	—	—	16	55,575	12,106

Cash and cash equivalents at end of period	$69,681	$—	$—	$33,616	$22,841	$13,224